Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund - Class K
Bar Chart Table:
Annual Return 2019	18.56%
Annual Return 2020	13.29%
Annual Return 2021	8.69%
Annual Return 2022	(16.48%)